Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of Gross Financing Receivables

Financing receivables consist of the following:

	December 31,
	2021	2022
	US$	US$

Financing receivables, gross
Micro-credit personal loans	20,317	18,556

Less: allowance for expected credit loss on financing receivables	(20,317)	(18,556)

Financing receivables, net	—	—

Allowance for Credit Losses on Financing Receivables

Movement of allowance for expected credit loss on financing receivables (micro-credit personal loans only) is as follows:

	For the year ended December 31,
	2021	2022
	US$	US$

Balance at the beginning of the year	(30,114)	(20,317)
Addition for the year	(633)	1,761
Reclassification to prepayments and other current assets	10,430	—

Balance at the end of the year	(20,317)	(18,556)